(15) Related-party Transactions: Schedule of Related Party Notes Payable (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Details
Note payable in connection with the redemption of a royalty agreement for $10,768,555. The note required installment payments and matured December 17, 2012. Subsequent to December 31, 2012, this note was paid off		$ 10,050,027
Note payable in connection with the purchase of the remaining ownership of Court Programs, Inc., interest at 12% per annum, with monthly payments of $10,000. The note matured November 2012. Subsequent to December 31, 2012, the note was paid off.		46,693
The Company received $500,000 from Mr. Derrick, a shareholder and former officer. The terms of this financing have not been determined as of the date of this filing.		500,000
Convertible debenture with an interest rate of 8% per annum. The debenture matured December 17, 2012 and is secured by the domestic patents of the Company. Subsequent to December 31		500,000
Convertible debenture with an interest rate of 8% per annum. The debenture matured December 17, 2012 and is secured by the domestic patents of the Company.		2,000,000
The Company received $3,700,000 through the issuance of convertible debentures with an interest rate of 8% per annum. The debentures mature on June 17, 2014. This debenture may convert into shares of common stock at a rate of $0.0225 per share.	5,934,012	1,288,693
Due to Related Parties	5,934,012	14,385,413
Less current portion		(12,654,701)
Long-term related-party debt, net of current portion and debt discount	$ 5,934,012	$ 1,730,712	$ 116,852